Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on debt	0.60%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ (38,685)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	186,745
Fair Value / Carrying Amount of (Liability)	$ 434
Weighted- Average Remaining Term (Years)	4 years 8 months 12 days
Fixed Rate Payable	0.70%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 5,356
Fair Value / Carrying Amount of (Liability)	$ (69)
Weighted- Average Remaining Term (Years)	1 month 6 days
Fixed Rate Payable	2.80%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 141,386
Fair Value / Carrying Amount of (Liability)	$ (2,682)
Weighted- Average Remaining Term (Years)	3 years 2 months 12 days
Fixed Rate Payable	1.40%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 288,510
Fair Value / Carrying Amount of (Liability)	$ (22,915)
Weighted- Average Remaining Term (Years)	2 years 7 months 6 days
Fixed Rate Payable	3.60%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 153,945
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	$ (8,814)
Weighted- Average Remaining Term (Years)	5 years 6 months
Fixed Rate Payable	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 62,945
Fair Value / Carrying Amount of (Liability)	$ (4,639)
Weighted- Average Remaining Term (Years)	2 years 2 months 12 days
Fixed Rate Payable	3.90%